Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000031584
Account Value [Line Items]
Line Graph and Table Measure Name	Bruce Fund
Account Value	$ 10,000	$ 16,409	$ 15,881	$ 16,019	$ 16,819	$ 12,995	$ 12,621	$ 11,599	$ 11,152	$ 10,750	$ 9,887
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742